Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 – Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2020	2019
Patents	$8,110	$12,234
Website development costs	22,713	22,713
Trademarks	1,830	1,830
	32,653	36,777
Accumulated amortization	(25,426)	(24,847)
Intangible assets, net	$7,227	$11,930

Surna Inc.

Notes to Consolidated Financial Statements

Patents when issued are amortized over 14 years, and web site development costs are amortized over five years. Trademarks are not amortized since they have an indefinite life. Amortization expense for intangibles amounted to $579 and $3,320 for the years ended December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, the Company wrote-off $4,124 and $7,778, respectively, related to patents that had been abandoned.